Investment in an associate (Details) - CAD ($)	10 Months Ended	12 Months Ended
	Nov. 11, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investment in an associate [Abstract]
Beginning of period	$ 6,631,094		$ 6,631,094
Dilution loss	(98,899)	$ 0	$ 98,899	$ 0
Share of Minco Silver’s income (loss)	(408,225)
Share of Minco Silver’s other comprehensive income (loss)	(1,345,417)
Ending of period	$ 4,778,553 [1]			$ 6,631,094

[1]	$4,778,553 was the carrying value of the Company’s investment in Minco Silver on November 11, 2016 when the Company ceased to apply the equity method to account for this investment (Note 7)